Goodwill (Carrying Value of Goodwill by Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 46,944,000	$ 249,695,000
Accumulated impairment losses, Beginning Balance	0	(202,532,000)
Goodwill, Net, Beginning Balance	46,944,000	47,163,000
Foreign currency translation adjustment	268,000	(219,000)
Impairment losses	(36,955,000)	0	$ 0
Goodwill, Ending balance	10,257,000	46,944,000	249,695,000
Accumulated impairment losses, Ending balance	0	0	(202,532,000)
Goodwill, Net, Ending balance	10,257,000	46,944,000	47,163,000
Operating Segments [Member] | Sohu [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	36,687,000	69,152,000
Accumulated impairment losses, Beginning Balance	0	(32,246,000)
Goodwill, Net, Beginning Balance	36,687,000	36,906,000
Foreign currency translation adjustment	268,000	(219,000)
Impairment losses	(36,955,000)	0
Goodwill, Ending balance	0	36,687,000	69,152,000
Accumulated impairment losses, Ending balance	0	0	(32,246,000)
Goodwill, Net, Ending balance	0	36,687,000	36,906,000
Operating Segments [Member] | Changyou [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	10,257,000	180,543,000
Accumulated impairment losses, Beginning Balance	0	(170,286,000)
Goodwill, Net, Beginning Balance	10,257,000	10,257,000
Foreign currency translation adjustment	0	0
Impairment losses	0
Goodwill, Ending balance	10,257,000	10,257,000	180,543,000
Accumulated impairment losses, Ending balance	0	0	(170,286,000)
Goodwill, Net, Ending balance	$ 10,257,000	$ 10,257,000	$ 10,257,000